OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
Material income and expense [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Sales and marketing expenses

	Year Ended December 31,
	2022	2021	2020
People costs	17,587	8,362	4,515
Employees' bonuses related to acquisition	628	—	—
External marketing expenses	4,126	2,070	1,208
Amortization of intangible assets	5,949	1,817	1,817
Share option charge	417	524	63
External content	3,166	1,031	—
Other	1,867	263	500
Total sales and marketing expenses	33,740	14,067	8,103
Technology expenses

	Year Ended December 31,
	2022	2021	2020
People costs	5,077	3,296	2,183
Depreciation of property and equipment	—	46	13
Amortization of intangible assets	419	129	15
Share option charge	20	—	91
Software and subscriptions	671	219	—
Other	577	257	201
Total technology expenses	6,764	3,947	2,503
General and administrative expenses

	Year Ended December 31,
	2022	2021	2020
People costs	7,981	4,044	3,114
Share option charge	2,777	1,471	217
Depreciation of property and equipment	190	130	110
Amortization of right-of-use assets	401	279	272
Short term leases	441	382	203
Legal and consultancy fees	4,177	2,590	928
Acquisition related costs	539	520	—
Accounting and legal fees related to offering	—	963	724
Costs related to lease termination	—	—	155
Employees’ bonuses related to offering	—	1,085	—
Insurance	655	384	—
Other	2,358	1,166	233
Total general and administrative expenses	19,519	13,014	5,956
Contributions to defined contribution plans of $723, $Nil and $Nil are included in people costs for the year ended December 31, 2022, 2021 and 2020.
Fair value movements on contingent consideration

The fair value movement on contingent consideration is directly associated with the acquisition of BonusFinder. The Group expects to incur gains or losses related to the contingent consideration until December 2023 (see Note 5).